Shareholder Report, Line Graph (Details) 196625_Osterweis Strategic Income Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Osterweis Strategic Income Fund
Account Value [Line Items]
Accumulated Value	$ 16,180	$ 15,229	$ 13,584	$ 13,790	$ 13,502	$ 11,372	$ 12,051	$ 11,738	$ 11,218	$ 10,000	$ 16,939
Bloomberg US Aggregate Bond [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond
Accumulated Value	$ 11,342	$ 10,814	$ 10,633	$ 11,168	$ 11,651	$ 11,569	$ 10,620	$ 10,165	$ 10,044	$ 10,000	$ 11,835